Business combination agreement - Fair value of deemed shares issued (Details)			1 Months Ended	12 Months Ended
	Sep. 03, 2021 USD ($) shares	Sep. 02, 2021 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Apr. 25, 2021 $ / shares
Disclosure of detailed information about business combination [line items]
Share Exchange Ratio | item		46.06
Price per share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 1
Gross proceeds | $				$ 45,080,000
Profit / (loss) for the year | $			$ (651,973)	$ (70,393,000)	$ 65,075,000	$ (271,729,000)
Business Combination Agreement
Disclosure of detailed information about business combination [line items]
Shares issued	90,000,000
Arqit Limited
Disclosure of detailed information about business combination [line items]
Profit / (loss) for the year | $			$ 651,973
Arqit Limited | Business Combination Agreement
Disclosure of detailed information about business combination [line items]
Share Exchange Ratio | item		46.06
Exchanged for shares in the Company in reverse acquisition (in shares)	1,954,174
Fair value of the shares issued | $	$ 223,517,945
Number of deemed shares issued representing same percentage of equity interest acquired	485,326
Centricus Acquisition Corp. | Business Combination Agreement
Disclosure of detailed information about business combination [line items]
Number of ordinary shares for each ordinary share held		1
Number of warrants for each warrant held		1
Centricus Acquisition Corp. | Subscription Agreements
Disclosure of detailed information about business combination [line items]
Shares issued		7,100,000
Shares issued value | $		$ 71,000,000
Price per share | $ / shares		$ 10.00